Pension and Non-pension Post-employment Benefit Plans - Plan Balances Reported on Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	$ (107.5)	$ (117.3)
Current other post-employment benefit obligations	(0.3)	(0.7)
Non-current net defined benefit asset (note 9)	5.1	5.6
Excess (deficiency) of plan assets over accrued benefit obligations	(102.7)	(112.4)
Pension Plan
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(20.7)	(24.4)
Current other post-employment benefit obligations	0.0	0.0
Non-current net defined benefit asset (note 9)	5.1	5.6
Excess (deficiency) of plan assets over accrued benefit obligations	(15.6)	(18.8)
Other benefit plans
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(86.8)	(92.9)
Current other post-employment benefit obligations	(0.3)	(0.7)
Non-current net defined benefit asset (note 9)	0.0	0.0
Excess (deficiency) of plan assets over accrued benefit obligations	$ (87.1)	$ (93.6)